Employee Benefit Expenses - Schedule of The Expected Benefit Payments For Pension Benefits (Details) - HMH Holding BV And Subsidiaries [Member] $ in Thousands	Dec. 31, 2025 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Expected Future Benefit Payment, Year One	$ 995
Defined Benefit Plan, Expected Future Benefit Payment, Year Two	1,047
Defined Benefit Plan, Expected Future Benefit Payment, Year Three	1,050
Defined Benefit Plan, Expected Future Benefit Payment, Year Four	998
Defined Benefit Plan, Expected Future Benefit Payment, Year Five	1,039
Defined Benefit Plan, Expected Future Benefit Payment, after Year Five for Next Five Years	$ 5,765